Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2020	Jun. 30, 2019
Trade and other receivables [abstract]
Trade receivables	$ 1,974	$ 2,403
Loans to equity accounted investments	40	33
Other receivables	1,617	1,339
Total	3,631	3,775
Current	3,364	3,462
Non-current	$ 267	$ 313